Condensed Consolidated Statement of Changes in Stockholders Equity - USD ($) $ in Thousands		Total		Class A Common Stock [Member]	Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (deficit) [Member]	Noncontrolling Interest [Member]	Members' Equity [Member]
Stockholders' equity (deficit) at Dec. 27, 2011		$ 35,874							$ 35,874
Net (loss) income		3,058							3,058
Distributions		(104)							(104)
Unit-based compensation		301							301
Stockholders' equity (deficit) at Dec. 25, 2012		39,129							39,129
Exercise of stock options		77							77
Net (loss) income		5,750	[1]						5,750
Distributions		(149)							(149)
Unit-based compensation		260							260
Stockholders' equity (deficit) at Dec. 31, 2013		45,067							45,067
Follow-on offering, shares				50,100
Exercise of stock options		111							111
Follow-on offering				$ 1		$ 254			(255)
Net (loss) income		7,077							7,077
Deferred taxes		(1,661)				(1,661)
Distributions		(1,351)							(1,351)
Unit-based compensation		446							446
Stock split				$ 32		(32)
Stock split, shares				3,174,450
Dividend distributions		(29,000)							(29,000)
Attribution of historical equity						22,095			(22,095)
Stockholders' equity (deficit) at Nov. 25, 2014		20,689		$ 33		20,656
Stockholders' equity (deficit), Shares at Nov. 25, 2014				3,224,550
Stockholders' equity (deficit) at Dec. 31, 2013		45,067							$ 45,067
Net (loss) income	[2]	7,552
Stockholders' equity (deficit) at Dec. 30, 2014		116,957		$ 90	$ 170	41,317	$ (32)	$ 75,412
Stockholders' equity (deficit), Shares at Dec. 30, 2014				8,974,550	17,028,204
Stockholders' equity (deficit) at Nov. 25, 2014		20,689		$ 33		20,656
Stockholders' equity (deficit), Shares at Nov. 25, 2014				3,224,550
Follow-on offering, shares				5,750,000	17,028,204
Follow-on offering					$ 170	(170)
Net (loss) income		475					(32)	507
Deferred tax assets		16,133				16,133
Amounts payable under tax receivable agreement		(12,698)				(12,698)
Issuance of common stock, net of offering cost		92,289		$ 57		92,232
Non-controlling interest adjustment						(74,905)		74,905
Stock-based compensation		69				69
Stockholders' equity (deficit) at Dec. 30, 2014		116,957		$ 90	$ 170	41,317	(32)	75,412
Stockholders' equity (deficit), Shares at Dec. 30, 2014				8,974,550	17,028,204
Follow-on offering, shares				4,785,204	(4,785,204)
Follow-on offering				$ 48	$ (48)
Net (loss) income		7,582					2,278	5,304
Deferred tax assets		7,992				7,992
Tax distributions		(3,038)						(3,038)
Other distributions		(217)						(217)
Non-controlling interest adjustment						21,946		(21,946)
Forfeiture of Class B common stock					(1,518)
Stock-based compensation		852				21		831
Stockholders' equity (deficit) at Sep. 29, 2015		$ 130,128		$ 138	$ 122	$ 71,276	$ 2,246	$ 56,346
Stockholders' equity (deficit), Shares at Sep. 29, 2015				13,759,754	12,241,482

[1]	The quarterly information presented for the fiscal year ended December 31, 2013 reflects the consolidated financial statement results entirely attributable to the LLC. Certain totals will not sum exactly due to rounding.
[2]	The quarterly information presented for the quarters ended April 1, 2014, July 1, 2014 and September 30, 2014 reflect the consolidated financial statement results attributable to the LLC. The quarterly information presented for the quarter ended December 30, 2014 reflects the consolidated financial statement results of the Company. Certain totals will not sum exactly due to rounding.